Income Tax (Net Operating and Capital Loss Carryforwards for Tax Purposes) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 14
Domestic Tax Authority | 2016-2020
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Domestic Tax Authority | 2021-2025
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Domestic Tax Authority | 2026-2030
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Domestic Tax Authority | 2031-2035
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	14
Domestic Tax Authority | Indefinite
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	134
State and Local Jurisdiction | 2016-2020
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	31
State and Local Jurisdiction | 2021-2025
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	50
State and Local Jurisdiction | 2026-2030
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	41
State and Local Jurisdiction | 2031-2035
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	12
State and Local Jurisdiction | Indefinite
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 0